Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Text Block [Abstract]
Rental expenses	$ 188,802	$ 256,693	$ 233,921
Operating lease expense	188,802
Interest expenses	23,331
Amortization expenses	161,128
Cash paid for operating leases	$ 201,173